    As filed with the Securities and Exchange Commission on January 29, 1999
                     Registration Nos. 2-79510 and 811-3574
                     --------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                         POST-EFFECTIVE AMENDMENT NO. 21                   [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                              AMENDMENT NO. 22                             [X]

                           ----------------------

                  MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                        (California Money Fund Portfolio)
               (Exact Name of Registrant As Specified In Charter)

                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                           Wilmington, Delaware 19809
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (302) 791-3329

                                  LISA M. BUONO
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                           Wilmington, Delaware 19809
                     (Name and Address of Agent for Service)

                                   Copies to:

                             W. BRUCE MCCONNEL, III
                           Drinker Biddle & Reath LLP
                        1345 Chestnut Street, Suite 1100
                        Philadelphia, Pennsylvania 19107


    It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b)
[x] on February 10, 1999 pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(i)
[_] on (date) pursuant to paragraph (a)(i)
[_] 75 days after filing pursuant to paragraph (a)(ii)
[_] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          Title of Securities Being Registered - Shares of Common Stock

                           ----------------------
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 21 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware, on January 29, 1999.

                                       MUNICIPAL FUND FOR
                                       CALIFORNIA INVESTORS, INC.

                                       /s/ Thomas H. Nevin
                                       -------------------
                                       Thomas H. Nevin
                                       President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                 Title                    Date
         ---------                 -----                    ----

* G. Willing Pepper                Chairman of          January 29, 1999
-------------------------          the Board
G. Willing Pepper

* William R. Howell                Director             January 29, 1999
-------------------------
William R. Howell

* Rudolph A. Peterson              Director             January 29, 1999
-------------------------
Rudolph A. Peterson

* Anthony M. Santomero             Director             January 29, 1999
------------------------
Anthony M. Santomero

* Rodney D. Johnson                Director             January 29, 1999
------------------------
Rodney D. Johnson

/s/ Thomas H. Nevin                President            January 29, 1999
-------------------
Thomas H. Nevin

/s/ Lisa M. Buono                  Treasurer            January 29, 1999
-----------------
Lisa M. Buono

*By: /s/ W. Bruce McConnel, III
     --------------------------
         W. Bruce McConnel, III
         Attorney-in-fact